Share-Based Payment Transactions (Details Textual)			1 Months Ended	12 Months Ended
	Nov. 11, 2019 shares	Mar. 11, 2019 shares	Jan. 31, 2019 Number / Employees Number / SeniorOfficer shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Share-Based Payment Transactions (Textual)
Options exercisable to ordinary shares | shares	500,000	400,000	340,000
Grant period	4 years	4 years	4 years
Number of employees | Number / Employees			2
Number of senior officer | Number / SeniorOfficer			1
Description of Exercise price	Exercise price of NIS 0.28 per share (USD 0.08 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019).	Exercise price of NIS 2.344 per share (USD 0.68 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019).	Exercise price of NIS 2.344 per shares (USD 0.68 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019).
Weighted average remaining contractual life				7 years 11 months 4 days	7 years 7 months 21 days	8 years 4 months 17 days
Range of exercise prices for shares | $ / shares				$ .08	$ .08	$ 4.66